                             [LOGO OF BB&T FUNDS]



                                 Annual Report


                               Equity Index Fund



                                Class A Shares
                                Class B Shares

                               December 31, 2000

Message From the Investment Advisor

After a robust stock market performance in 1999 led by the technology sector, the S&P 500 Stock Index/1/ ("S&P 500") suffered a volatile year in 2000. Responding to economic data, investors shifted back and forth from technology and growth stocks to value and "old economy" stocks. The Federal Reserve Board (the "Fed"), concerned that the U.S. economy was over-heating, attempted to control inflation and provide a "soft landing" by raising interest rates. The S&P 500 closed the year with a -9.10% return.

Economic indicators released in early 2000 rekindled inflationary concerns. Most notably, the 1999 Gross Domestic Product/2/ ("GDP") growth rate was revised upward from 6.9% to 7.3%, and the fourth quarter Employment Cost Index/3/ was higher than estimated. Retail sales for December were also up 1.2%, consistent with consumer confidence, which was at the highest level in thirty-two years. Concerns over strong consumer spending in a tight labor market brought action from the Fed. Its chairman, Alan Greenspan, announced his intention to raise interest rates until the economy was sufficiently slowed, targeting 3-4% annual growth for the GDP.

In January and February, value stocks outpaced growth ones. The Fed raised the federal funds rate a quarter point in February and again in March. The S&P 500 hit a new all-time high of 1,552.87 on March 24th. The technology sector of the S&P 500, which had faltered in January, made a strong comeback in February and March. The Nasdaq Composite Index/4/ reached a new high of 5,048.62 on March 10th, and the quarter ended with the S&P 500 up 2.29%, and growth sectors outpacing value ones.

The second quarter repeated the month-to-month volatility of the first. The U.S. District Court's ruling against Microsoft on April 3rd sent the stock tumbling more than 14%, triggering a sell-off among technology stocks. A 0.50% rate increase by the Fed on May 16th sent stocks tumbling again. This was the sixth increase in 12 months, and the new rate of 6.5% was the highest since January 1991. The market recovered partially when June economic data reported lower home sales and durable goods orders, showing that the economy was slowing. Many investors repeated the same pattern of returning to growth issues when economic data showed signs of a "soft landing." The S&P 500 ended the second quarter down 2.66%.

High oil prices, a weak Euro, and a slower economy, created new concerns over corporate profits in the third quarter. High month-to-month market volatility continued with downward swings in July and September, and an upward trend in August, when lower than expected U.S. retail sales numbers eased investor concerns about the threat of inflation and higher interest rates. Profit warnings from Intel and Apple Computer sent their stocks down almost 50%. The technology weighting in the S&P 500 declined from a March high of 35% to 22% at the end of the year. The third quarter finished with the S&P 500 off 0.97%.

Profit concerns accelerated in the fourth quarter. The annualized GDP growth rate was revised downward to 2.4%, below the 3-4% targeted by the Federal Reserve Board. Stock prices of highly valued technology stocks came under pressure after earnings warnings from leaders such as IBM and Nortel Networks. Profits of the technology sector, which had been 42% in the third quarter, fell to 4% in the fourth. The loss in valuation of the technology sector brought the S&P 500 down 7.82% for the fourth quarter and down 9.10% for the year. The S&P 500/BARRA Indexes show the year's retreat from growth sectors to value sectors. The S&P 500/BARRA Value Index/5/ rose 6.08% for the year, while the corresponding Growth Index/6/ was down 22.08%.



 Past Performance is not indicative of future results.

 This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

/1/ The S&P 500 Stock Index is an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole.

/2/ The Gross Domestic Product (GDP) is the market value of the goods and services produced by labor and property in the United States.

/3/ The Employment Cost Index (ECI) is a measure of the change in the cost of labor, free from the influence of employment shifts among occupations and industries.

/4/ The Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as National Market System-traded foreign common stock and American Depositary Receipts (ADRs).

/5/ The S&P 500/BARRA Value Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market with lower price-to-book ratios.

/6/ The S&P 500/BARRA Growth Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market with higher price-to-book ratios.

BB&T Equity Index Fund



Portfolio Manager

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors, N.A. (S&P 500(R) Index Master Portfolio) BB&T Asset Management, LLC (BB&T Equity Index Fund)

Unlike with many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500 Index.


                        PORTFOLIO MANAGERS' PERSPECTIVE

"Investing in an index fund such as ours is based on the conviction that it's very difficult, if not nearly impossible, to 'beat the market' on a consistent basis. Instead, our approach is to take advantage of the stock market's long-term growth potential, while controlling costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most investors' asset allocation strategies."


The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index. The Fund employs a two-tier structure, commonly referred to as "master-feeder". The BB&T Equity Index Fund (the "Feeder Fund") invests all of its investable assets in the S&P 500(R) Index Master Portfolio+ ("Master Portfolio"). For simplicity's sake, all discussion of the Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the 12 months ended December 31, 2000, the Fund produced a -9.69% return (Class A shares without sales charge)./1/ The Fund's benchmark the S&P 500 Stock Index ("S&P 500") produced a -9.10% for the same period.

Despite slowing economic indicators which relieved inflationary fears, concerns over corporate growth, high crude oil prices and a weakened Euro sent the markets falling over the fourth quarter of 2000. The S&P 500 ended down 7.82%. The U.S. GDP growth for the third quarter was revised downwards to an annual rate of 2.4% from a previously reported 2.7%. The U.S. economy was growing at its slowest pace in four years, and had slowed below the Fed's soft landing target of 3-4% per year.

However, concerns that corporate profit expectations were too high in a slowing economy were realized in October as IBM announced lower-than-expected sales growth and lost 15.5% in a day. Profit warnings from Nortel Networks on October 25th resulted in a stock price drop of 29%. This pulled down the fiber optics and telecommunications sector. The S&P 500 was down as much as 7% during October but ended the month down a fractional 0.42%.

The uncertainty surrounding the U.S. presidential election added to the bearish atmosphere in November. Investors retreated to value and defensive stocks in the five weeks it took to choose a president. The S&P 500 dropped 7.88%. However, the technology-heavy Nasdaq fared much worse, losing 22.90% for the month.

Profits of technology companies, which had been up 42% in the third quarter, were up only 4% in the fourth. Value stocks outperformed growth ones. The S&P/BARRA Growth Index was down 16.72% for the quarter, while the corresponding Value Index was up 1.63%. The shift to defensive issues was also evident in the fourth quarter S&P 500 sector returns. The technology sector, which represents 22% of the S&P 500, lost 32.42% for the quarter; while basic materials returned 24.83%, healthcare 10.52%, and transportation 17.47%.

The top five holdings for the Master Portfolio were General Electric Co. (3.90% of the Fund's net assets), Exxon Mobil Corp., (2.54%), Pfizer, Inc. (2.44%), Cisco Systems, Inc. (2.31%) and Citigroup, Inc. (2.16%).*

/1/ The performance of the Fund is based on historical performance of the "mas-ter portfolio" through September 30, 2000. The performance has been adjusted to reflect the deduction of fees for value added services associated with a mutual fund, such as investment management and fund accounting fees.

+ "S&P" 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

*   The composition of the Fund's holdings is subject to change.

                                                        BB&T Equity Index Fund


                                    [GRAPH]

Value of a $10,000 Investment

                     S&P 500        BB&T Equity             BB&T Equity
                     Stock          Index Fund              Index Fund
                     Index        (Class A Shares)*      (Class B Shares)**
                     -------      -----------------      ------------------
7/11/93              $10,000         $ 9,550.00             $ 9,500.00
Jul-93                 9,953           9,584.85               9,534.60
Aug-93                10,332           9,968.25               9,915.23
Sep-93                10,256           9,863.68               9,811.42
Oct-93                10,464          10,072.81              10,019.03
Nov-93                10,366           9,968.25               9,880.62
Dec-93                10,493          10,072.81              10,019.03
Jan-94                10,845          10,386.49              10,330.45
Feb-94                10,552          10,107.66              10,053.63
Mar-94                10,093           9,689.41               9,569.21
Apr-94                10,224           9,793.98               9,673.01
May-94                10,391           9,933.39               9,811.42
Jun-94                10,134           9,689.41               9,569.21
Jul-94                10,469           9,968.25               9,946.02
Aug-94                10,896          10,351.64              10,361.25
Sep-94                10,633          10,107.66              10,084.43
Oct-94                10,876          10,316.79              10,326.64
Nov-94                10,477           9,968.25               9,911.42
Dec-94                10,630          10,107.66              10,049.83
Jan-95                10,907          10,351.64              10,326.64
Feb-95                11,330          10,735.04              10,707.27
Mar-95                11,665          11,048.72              11,018.69
Apr-95                12,005          11,397.26              11,364.71
May-95                12,479          11,815.51              11,814.53
Jun-95                12,772          12,094.34              12,056.75
Jul-95                13,197          12,477.74              12,571.97
Aug-95                13,233          12,512.59              12,571.97
Sep-95                13,787          13,035.40              13,125.61
Oct-95                13,739          12,965.69              13,056.40
Nov-95                14,344          13,558.21              13,644.64
Dec-95                14,609          13,767.33              13.852.25
Jan-96                15,112          14,255.29              14,336.68
Feb-96                15,527          14,359.85              14,440.49
Mar-96                15,403          14,499.27              14.578.89
Apr-96                15,630          14,708.39              14,786.51
May-96                16,033          15,056.93              15,132.53
Jun-96                16,099          15,126.64              15,201.73
Jul-96                15,382          14,464.41              14,575.09
Aug-96                15,708          14,743.25              14,851.90
Sep-96                16,591          15,544.89              15,716.96
Oct-96                17,046          15,963.14              16,132.18
Nov-96                18,339          17,183.03              17,343.25
Dec-96                17,980          16,834.49              16,962.63
Jan-97                19,097          17,845.25              18,000.69
Feb-97                19,251          17,984.67              18,139.10
Mar-97                18,450          17,252.73              17,343.25
Apr-97                19,552          18,263.50              18,381.32
May-97                20,752          19,343.98              19,488.58
Jun-97                21,678          20,215.33              20,353.64
Jul-97                23,399          21,818.61              22,045.33
Aug-97                22,098          20,563.87              20,799.66
Sep-97                23,309          21,679.19              21,906.92
Oct-97                22,530          20,947.26              21,145.68
Nov-97                23,573          21,888.32              22,079.93
Dec-97                23,979          22,271.71              22,460.56
Jan-98                24,245          22,515.69              22,668.17
Feb-98                25,993          24,084.12              24,259.86
Mar-98                27,324          25,338.87              25,505.54
Apr-98                27,599          25,547.99              25,713.15
May-98                27,125          25,094.89              25,263.32
Jun-98                28,227          26,105.65              26,232.18
Jul-98                27,926          25,826.82              26,020.76
Aug-98                23,889          22,062.59              22,249.14
Sep-98                25,419          23,491.60              23,667.82
Oct-98                27,486          25,373.72              25,536.34
Nov-98                29,152          26,872.44              27,058.83
Dec-98                30,832          28,440.87              28,615.92
Jan-99                32,122          29,591.05              29,723.19
Feb-99                31,123          28,650.00              28,788.93
Mar-99                32,368          29,800.18              29,896.20
Apr-99                33,622          30,915.51              31,003.46
May-99                32,828          30,148.72              30,207.62
Jun-99                34,650          31,821.71              31,868.52
Jul-99                33,568          30,810.94              30,830.45
Aug-99                33,402          30,636.67              30,657.44
Sep-99                32,487          29,765.32              29,757.79
Oct-99                34,542          31,647.44              31,626.30
Nov-99                35,245          32,274.81              32,214.54
Dec-99                37,321          34,156.93              34,083.05
Jan-00                35,446          32,414.23              32,318.00
Feb-00                34,775          31,786.88              31,661.00
Mar-00                38,177          34,854.01              34,706.00
Apr-00                37,028          33,808.39              33,633.00
May-00                36,268          33,076.46              32,907.00
Jun-00                37,162          33,843.24              33,668.00
Jul-00                36,581          33,320.43              33,114.00
Aug-00                38,853          35,376.82              35,121.00
Sep-00                36,802          33,494.70              33,253.00
Oct-00                36,647          33,320.43              33,080.00
Nov-00                33,757          30,706.38              30,450.00
Dec-00                33,922          30,846.23              30,586.00


 Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

 The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

 /1/The performance of the BB&T Equity Index Fund, which commenced operations on 9/11/00, is based on the historical performance of the "master portfo-lio", which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions. The per-formance has been adjusted to reflect the deduction of fees for value-added services associated with a mutual fund, such as investment manage-ment and fund accounting fees.

 The performance of the BB&T Equity Index Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representa-tive of the performance of the stock market as a whole. The index is unman-aged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the under-lying securities.

BB&T FUNDS
Equity Index Fund

 Statement of Assets and Liabilities

                                                               December 31, 2000

Assets:
Investment in S&P 500 Index Master Portfolio, at value (Note 1)...  $14,525,963
Receivable for capital shares issued..............................       75,721
Prepaid expenses and other........................................           95
                                                                    -----------
 Total Assets.....................................................   14,601,779
                                                                    -----------
Liabilities:
Accrued expenses and other payables:
 Due to BB&T......................................................       33,000
 Distribution fees................................................        2,874
 Other............................................................        4,752
                                                                    -----------
 Total Liabilities................................................       40,626
                                                                    -----------
Net Assets........................................................   14,561,153
                                                                    ===========
Net assets consist of:
Capital stock (par value and paid-in capital).....................   15,858,588
Undistributed net investment income...............................          146
Accumulated undistributed net realized losses on investments......      (47,890)
Net unrealized depreciation on investments........................   (1,249,691)
                                                                    -----------
 Net Assets.......................................................  $14,561,153
                                                                    ===========
Net Assets
 Class A..........................................................  $13,631,705
 Class B..........................................................      929,448
                                                                    -----------
  Total...........................................................  $14,561,153
                                                                    ===========
Outstanding units of beneficial interests (shares)
 Class A..........................................................    1,544,361
 Class B..........................................................      105,439
                                                                    -----------
  Total...........................................................    1,649,800
Net asset value
 Class A -- redemption price per share............................  $      8.83
 Class B -- offering price per share*.............................         8.82
Maximum Sales Charge -- Class A...................................         4.50%
Maximum Offering Price (100%/(100% -- Maximum Sales Charge) of net
 asset value adjusted to the nearest cent) per share -- Class A...  $      9.24
                                                                    ===========

---------
* Redemption price per share (Class B) varies by length of time shares are held.
(a) For the period from September 11, 2000 (commencement of operations) through December 31, 2000.

 Statement of Operations

                                      For the Period Ended December 31, 2000 (a)

                                                                     Equity
                                                                   Index Fund
                                                                   -----------
Net Investment Income Allocated from Master Portfolio:
Interest income .................................................. $     3,869
Dividend income...................................................      40,501
Expenses..........................................................      (1,776)
                                                                   -----------
 Net Investment Income Allocated from Master Portfolio............      42,594
                                                                   -----------
Expenses:
Administration and transfer agent fees (Note 3)...................       7,711
Distribution fees -- Class A......................................      16,935
Distribution fees -- Class B......................................       1,181
Fund accounting fees .............................................       2,079
Custodian fees....................................................       3,425
Audit fees........................................................      10,000
Other.............................................................       3,259
                                                                   -----------
 Gross Expenses...................................................      44,590
                                                                   -----------
 Expenses waived..................................................     (26,179)
                                                                   -----------
  Total Expenses..................................................      18,411
                                                                   -----------
Net Investment Income.............................................      24,183
                                                                   -----------
Realized/Unrealized Losses Allocated from Master Portfolio:
Net realized losses on investment transactions....................     (48,393)
Net change in unrealized depreciation on investments..............  (1,249,691)
                                                                   -----------
Net realized/unrealized loss allocated from Master Portfolio......  (1,298,084)
                                                                   -----------
Change in net assets resulting from operations.................... $(1,273,901)
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

BB&T FUNDS
Equity Index Fund

 Statement of Changes in Net Assets

                                                                      For the
                                                                    Period Ended
                                                                    December 31,
                                                                      2000 (a)
                                                                    ------------
From Investment Activities:
Operations:
 Net investment income.............................................  $   24,183
 Net realized losses on investment.................................     (48,393)
 Net change in unrealized depreciation on investment...............  (1,249,691)
                                                                     ----------
Change in net assets resulting from operations.....................  (1,273,901)
                                                                     ----------
Distributions to Class A Shareholders:
 From net investment income........................................     (31,048)

Distributions to Class B Shareholders:
 From net investment income.........................................     (1,952)
                                                                     ----------
Change in net assets from shareholder distributions.................    (33,000)
                                                                     ----------
Transactions in Shares of Beneficial Interest:
 Proceeds from shares issued
  Class A........................................................... 14,979,900
  Class B...........................................................    972,884
 Cost of shares redeemed
  Class A...........................................................    (79,045)
  Class B...........................................................     (5,685)
                                                                     ----------
 Change in net assets from beneficial interest transactions......... 15,868,054
                                                                     ----------
Change in net assets................................................ 14,561,153

Net Assets:
 Beginning of period...............................................          --
                                                                    -----------
 End of period..................................................... $14,561,153
                                                                    ===========
Share Transactions:
 Issued
  Class A..........................................................   1,553,191
  Class B..........................................................     106,059
                                                                    -----------
 Redeemed
  Class A..........................................................      (8,830)
  Class B..........................................................        (620)
                                                                    -----------
 Change in shares..................................................   1,649,800
                                                                    ===========

---------
(a) For the period from September 11, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class A Shares

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                  2000 (a)
                                                                ------------
Net Asset Value -- Beginning of Period.........................   $ 10.00
                                                                  -------
Income from investment operations:
 Net investment income.........................................      0.02
 Net realized and unrealized gains (losses) on investments.....     (1.17)
                                                                  -------
 Total income from Investment Operations.......................     (1.15)
                                                                  -------
Distributions:
 Net investment income.........................................     (0.02)
                                                                  -------
Total Distributions............................................     (0.02)
                                                                  -------
Net Asset Value -- End of Period...............................   $  8.83
                                                                  =======
Total return (excludes sales charge)*..........................    (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of period ($000's).............................   $13,632
Ratio of expenses to average net assets........................      0.55%(c)
Ratio of net investment income to average net assets...........      1.42%(c)
Ratio of expenses to average net assets without fee waivers
 **............................................................      1.31%(c)
Ratio of net investment income to average net assets without
 fee waivers **................................................      0.66%(c)
Portfolio turnover.............................................     10.00%(d)

---------
 * Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
(d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio for the year ended December 31, 2000.

  The accompanying notes are an integral part of these financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class B Shares

                                                                  For the
                                                                Period Ended
                                                                December 31,
                                                                  2000 (a)
                                                                ------------
Net Asset Value -- Beginning of Period.........................    $10.00
                                                                   ------
Income from investment operations:
 Net investment income.........................................      0.02
 Net realized and unrealized gains (losses) on investments.....     (1.18)
                                                                   ------
 Total income from Investment Operations.......................     (1.16)
                                                                   ------
Distributions:
 Net investment income.........................................     (0.02)
                                                                   ------
 Total Distributions...........................................     (0.02)
                                                                   ------
Net Asset Value -- End of Period...............................    $ 8.82
                                                                   ======
Total Return*..................................................    (11.61)%(b)

Ratios/Supplementary Data:
Net assets, End of Period ($000's).............................    $  929
Ratio of expenses to average net assets........................      1.30%(c)
Ratio of net investment income to average net assets...........      1.92%(c)
Ratio of expenses to average net assets without fee waivers
 **............................................................      1.81%(c)
Ratio of net investment income to average net assets without
 fee waivers **................................................      1.41%(c)
Portfolio turnover.............................................     10.00%(d)

---------
 * Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from September 11, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
(d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio for the year ended December 31, 2000.

  The accompanying notes are an integral part of these financial statements.

BB&T FUNDS

                         Notes to Financial Statements
                               December 31, 2000

1.  Organization:

    The Branch Banking & Trust Company ("BB&T") Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds ("Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of the Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers two classes of shares: Class A Shares and Class B Shares. Class A Shares are offered with a front-end sales charge. Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held. The contingent deferred sales charges are as follows:

Years Since Purchase                                                     Percent
--------------------                                                     -------
 0-1....................................................................  5.00%
 1-2....................................................................  4.00%
 2-3....................................................................  3.00%
 3-4....................................................................  3.00%
 4-5....................................................................  2.00%
 5-6....................................................................  1.00%
 more than 6............................................................   None

    Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares and Class B Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Fund may be made to customers of BB&T and its affiliates, to all accounts of correspondent banks of BB&T and to the general public.

2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (A) Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 0.45% in the net assets of the Master Portfolio at December 31, 2000. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B) Federal Income and Excise Taxes and Distributions to Shareholders-- Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BB&T FUNDS

                               December 31, 2000


        The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

        Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses for the Fund are prorated to the Fund on the basis of relative net assets.

    (C) Securities Transactions and Income Recognition--The Fund records daily, it's proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly effected by the performance of the Master Portfolio.

3.  Related Party Transactions:

    Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, LLC ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. If BB&T assumes active management of the Fund prior to February 1, 2001, it will limit its investment advisory fee to an annual rate of 0.05% of average net assets so managed. Thereafter, the fee may be at 0.50% of average net assets under BB&T's investment advisory agreement with the Fund. For the period ended December 31, 2000, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator and distributor. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS serves as administrator and transfer agent for the Fund which commenced operations on September 11, 2000 and charges 0.22% of the average daily net assets for these services. For the period ended December 31, 2000, BISYS has agreed to waive all of its fee for the Fund, the amount of such waiver was $7,711.

    The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50% and 1.00% of the average daily net assets of the Class A Shares and Class B Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds of BB&T, BISYS, and BISYS Ohio may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios. Waived or absorbed fees totaled $26,179 for administration and distribution for the period ended December 31, 2000.

4.  Federal Income Taxes :

    At December 31, 2000, the Fund had a net capital loss carryforward to offset future net capital gains, if any, to the extent provided by the Treasury regulations in the amount of $10,695 which expires in 2008. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    Capital and foreign currency losses incurred after October 31st, within the Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred a loss in the amount of $22,547 and will elect to defer such capital losses and foreign currency losses.

    For federal income tax purposes the Fund hereby designated for the fiscal year ended December 31, 2000 a corporate dividends received deduction of 100%.

5.  Change in Accounting Policy:

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of BB&T Funds

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund, a series of BB&T Funds (the Fund), as of December 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period from September 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BB&T Equity Index Fund as of December 31, 2000, the results of its operations, changes in its net assets and its financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001

S&P 500 Index Master Portfolio                           Schedule of Investments
                                                               December 31, 2000

 Common Stocks (98.11%)

                                                        Shares       Value
                                                       --------- --------------

Advertising (0.23%)
Interpublic Group of Companies Inc. ..................    82,980 $    3,531,836
Omnicom Group Inc.* ..................................    47,726      3,955,292
                                                                 --------------
                                                                      7,487,128
                                                                 --------------
Aerospace/Defense (1.53%)
Boeing Co. ...........................................   239,661     15,817,626
General Dynamics Corp. ...............................    53,766      4,193,748
Goodrich (B.F.) Co. ..................................    27,496      1,000,167
Honeywell International Inc. .........................   215,192     10,181,272
Lockheed Martin Corp. ................................   116,152      3,943,360
Northrop Grumman Corp. ...............................    19,325      1,603,975
Raytheon Co. "B" .....................................    91,716      2,848,928
United Technologies Corp. ............................   126,426      9,940,244
                                                                 --------------
                                                                     49,529,320
                                                                 --------------
Airlines (0.26%)
AMR Corp.+ ...........................................    40,730      1,596,107
Delta Air Lines Inc. .................................    33,183      1,665,372
Southwest Airlines Co. ...............................   135,467      4,542,209
US Airways Group Inc.+ ...............................    18,173        737,142
                                                                 --------------
                                                                      8,540,830
                                                                 --------------
Apparel (0.19%)
Liz Claiborne Inc. ...................................    14,054        584,998
Nike Inc. "B" ........................................    72,886      4,067,950
Reebok International Ltd.+ ...........................    15,441        422,157
VF Corp. .............................................    30,647      1,110,647
                                                                 --------------
                                                                      6,185,752
                                                                 --------------
Auto Manufacturers (0.65%)
Ford Motor Company ...................................   505,692     11,852,156
General Motors Corp. "A" .............................   152,432      7,764,505
Navistar International Corp.+ ........................    16,072        420,886
PACCAR Inc. ..........................................    20,643      1,016,668
                                                                 --------------
                                                                     21,054,215
                                                                 --------------
Auto Parts & Equipment (0.16%)
Cooper Tire & Rubber Co. .............................    19,587        208,112
Dana Corp. ...........................................    39,873        610,555
Delphi Automotive Systems Corp. ......................   151,018      1,698,953
Goodyear Tire & Rubber Co. ...........................    42,493        976,914
TRW Inc. .............................................    33,540      1,299,675
Visteon Corp. ........................................    35,355        406,583
                                                                 --------------
                                                                      5,200,792
                                                                 --------------
Banks (5.90%)
AmSouth Bancorp ......................................   101,274      1,544,429
Bank of America Corp. ................................   439,187     20,147,704
Bank of New York Co. Inc. ............................   199,882     11,030,988
Bank One Corp. .......................................   312,146     11,432,347
BB&T Corp. ...........................................   107,040      3,993,930
Charter One Financial Inc. ...........................    56,106      1,620,061
Chase Manhattan Corp. ................................   353,607     16,067,018
Comerica Inc. ........................................    42,305      2,511,859
Fifth Third Bancorp ..................................   124,672      7,449,152
First Union Corp. ....................................   264,408      7,353,848
Firstar Corp. ........................................   256,386      5,960,975
FleetBoston Financial Corp. ..........................   244,164      9,171,410
Golden West Financial Corp. ..........................    42,705      2,882,587

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Banks, continued
Huntington Bancshares Inc. ...........................    67,709 $    1,096,039
KeyCorp ..............................................   114,832      3,215,296
Mellon Financial Corp. ...............................   131,742      6,480,060
National City Corp. ..................................   164,158      4,719,542
Northern Trust Corp. .................................    59,804      4,877,764
Old Kent Financial Corp. .............................    37,400      1,636,250
PNC Financial Services Group .........................    77,995      5,698,510
Regions Financial Corp. ..............................    59,797      1,633,206
SouthTrust Corp. .....................................    45,482      1,850,549
State Street Corp. ...................................    43,573      5,412,202
Summit Bancorp .......................................    47,130      1,799,777
SunTrust Banks Inc. ..................................    79,856      5,030,928
Synovus Financial Corp. ..............................    76,781      2,068,288
Union Planters Corp. .................................    36,412      1,301,729
US Bancorp Inc. ......................................   203,241      5,932,097
Wachovia Corp. .......................................    54,873      3,189,493
Washington Mutual Inc. ...............................   145,477      7,719,373
Wells Fargo & Company ................................   461,170     25,681,404
                                                                 --------------
                                                                    190,508,815
                                                                 --------------
Beverages (2.33%)
Anheuser-Busch Companies Inc. ........................   243,386     11,074,063
Brown-Forman Corp. "B" ...............................    18,470      1,228,255
Coca-Cola Co. ........................................   669,145     40,776,023
Coca-Cola Enterprises Inc.* ..........................   112,735      2,141,965
Coors (Adolf) Company "B" ............................    10,003        803,366
PepsiCo Inc. .........................................   389,605     19,309,798
                                                                 --------------
                                                                     75,333,470
                                                                 --------------
Biotechnology (0.86%)
Amgen Inc.+ ..........................................   278,742     17,822,067
Applera Corp.--Applied Biosystems Group ..............    56,733      5,336,448
Biogen Inc.+ .........................................    39,988      2,401,779
Chiron Corp.+ ........................................    51,620      2,297,090
                                                                 --------------
                                                                     27,857,384
                                                                 --------------
Building Materials (0.14%)
Masco Corp. ..........................................   120,443      3,093,880
Vulcan Materials Co. .................................    27,248      1,304,498
                                                                 --------------
                                                                      4,398,378
                                                                 --------------
Chemicals (1.13%)
Air Products & Chemicals Inc. ........................    61,830      2,535,030
Ashland Inc. .........................................    18,960        680,474
Dow Chemical Co. .....................................   183,033      6,703,584
Du Pont (E.I.) de Nemours ............................   281,420     13,596,104
Eastman Chemical Co. .................................    20,711      1,009,661
Engelhard Corp. ......................................    34,520        703,345
Great Lakes Chemical Corp. ...........................    13,575        504,820
Hercules Inc. ........................................    28,930        551,478
PPG Industries Inc. ..................................    45,624      2,112,962
Praxair Inc. .........................................    42,824      1,900,315
Rohm & Haas Co. "A" ..................................    59,282      2,152,678
Sherwin-Williams Co. .................................    43,387      1,141,620
Sigma-Aldrich Corp. ..................................    20,748        815,656
Union Carbide Corp. ..................................    36,557      1,967,224
                                                                 --------------
                                                                     36,374,951
                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                               December 31, 2000

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Commercial Services (0.60%)
Block (H & R) Inc. ...................................    24,704 $    1,022,128
Cendant Corp.+ .......................................   196,668      1,892,934
Convergys Corp.+ .....................................    41,599      1,884,955
Deluxe Corp.* ........................................    19,610        495,545
Donnelley (R.R.) & Sons Co.* .........................    32,943        889,461
Ecolab Inc. ..........................................    34,299      1,481,288
Equifax Inc. .........................................    38,271      1,097,899
McKesson HBOC Inc. ...................................    76,669      2,751,650
Moody's Corp. ........................................    43,833      1,125,960
Paychex Inc. .........................................   100,434      4,883,603
Quintiles Transnational Corp.+ .......................    31,124        651,659
Robert Half International Inc.+ ......................    47,930      1,270,145
                                                                 --------------
                                                                     19,447,227
                                                                 --------------
Computers (7.64%)
Apple Computer Inc.+  ................................    87,659      1,303,928
Ceridian Corp.+  .....................................    39,354        784,620
Cisco Systems Inc.+  ................................. 1,942,161     74,287,658
Compaq Computer Corp. ................................   458,720      6,903,736
Computer Sciences Corp.+  ............................    45,447      2,732,501
Dell Computer Corp.+  ................................   698,011     12,171,567
Electronic Data Systems Corp. ........................   126,163      7,285,913
EMC Corp.+  ..........................................   590,418     39,262,797
Gateway Inc.+  .......................................    87,219      1,569,070
Hewlett-Packard Co. ..................................   533,570     16,840,803
International Business Machines Corp. ................   473,443     40,242,655
Lexmark International Group Inc. "A"+  ...............    34,335      1,521,470
NCR Corp.+  ..........................................    26,030      1,278,724
Network Appliance Inc.+  .............................    85,236      5,475,081
Sapient Corp.+  ......................................    32,694        390,285
Sun Microsystems Inc.+  ..............................   868,862     24,219,528
Unisys Corp.+  .......................................    84,424      1,234,701
Veritas Software Corp.+  .............................   105,298      9,213,575
                                                                 --------------
                                                                    246,718,612
                                                                 --------------
Cosmetics/Personal Care (1.93%)
Alberto-Culver Co."B" ................................    15,156        648,866
Avon Products Inc. ...................................    64,224      3,074,724
Colgate-Palmolive Co. ................................   154,390      9,965,874
Gillette Co. .........................................   284,199     10,266,689
International Flavors & Fragrances Inc. ..............    26,389        536,027
Kimberly-Clark Corp. .................................   143,986     10,178,370
Procter & Gamble Co. .................................   351,786     27,593,214
                                                                 --------------
                                                                     62,263,764
                                                                 --------------
Distribution/Wholesale (0.22%)
Costco Wholesale Corp.+  .............................   120,694      4,820,217
Genuine Parts Co. ....................................    46,718      1,223,428
Grainger (W.W.) Inc. .................................    25,347        925,165
                                                                 --------------
                                                                      6,968,810
                                                                 --------------
Diversified Financial Services (6.93%)
American Express Co. .................................   358,880     19,715,970
Bear Stearns Companies Inc. ..........................    28,760      1,457,773
Capital One Financial Corp. ..........................    53,158      3,498,461
CIT Group Inc. (The) .................................    70,714      1,423,119

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Diversified Financial Services, continued
Citigroup Inc. ....................................... 1,356,413 $   69,261,825
Countrywide Credit Industries Inc. ...................    30,845      1,549,961
Fannie Mae ...........................................   271,787     23,577,522
Franklin Resources Inc. ..............................    65,788      2,506,523
Freddie Mac ..........................................   187,588     12,920,124
Household International Inc. .........................   127,064      6,988,520
Lehman Brothers Holdings Inc. ........................    64,374      4,353,292
MBNA Corp. ...........................................   229,838      8,489,641
Merrill Lynch & Co. Inc. .............................   218,606     14,906,197
Morgan (J.P.) & Co. Inc. .............................    43,284      7,163,502
Morgan Stanley Dean Witter & Co. .....................   302,376     23,963,298
Price (T. Rowe) Group Inc. ...........................    32,773      1,385,171
Providian Financial Corp. ............................    77,208      4,439,460
Schwab (Charles) Corp. ...............................   373,299     10,592,359
Stilwell Financial Inc. ..............................    60,038      2,367,749
USA Education Inc.*  .................................    44,351      3,015,868
                                                                 --------------
                                                                    223,576,335
                                                                 --------------
Electric (2.57%)
AES Corp.*+  .........................................   123,745      6,852,379
Allegheny Energy Inc. ................................    29,790      1,435,506
Ameren Corp. .........................................    37,076      1,717,082
American Electric Power Inc. .........................    86,829      4,037,548
Calpine Corp.*+  .....................................    76,020      3,425,651
Cinergy Corp. ........................................    42,969      1,509,286
CMS Energy Corp. .....................................    32,597      1,032,917
Consolidated Edison Inc. .............................    57,137      2,199,774
Constellation Energy Group Inc. ......................    40,673      1,832,827
Dominion Resources Inc. ..............................    64,546      4,324,582
DTE Energy Co. .......................................    38,560      1,501,430
Duke Energy Corp. ....................................    99,504      8,482,716
Edison International .................................    87,885      1,373,203
Entergy Corp. ........................................    60,091      2,542,600
Exelon Corp. .........................................    85,944      6,034,128
FirstEnergy Corp. ....................................    60,846      1,920,452
FPL Group Inc. .......................................    47,661      3,419,677
GPU Inc. .............................................    32,767      1,206,235
Niagara Mohawk Holdings Inc.+  .......................    43,287        722,352
NiSource Inc. ........................................    54,936      1,689,282
PG&E Corp. ...........................................   104,512      2,090,240
Pinnacle West Capital Corp. ..........................    22,869      1,089,136
PP&L Resources Inc. ..................................    39,091      1,766,425
Progress Energy Inc. .................................    55,441      2,727,004
Public Service Enterprise Group Inc. .................    57,793      2,810,185
Reliant Energy Inc. ..................................    79,444      3,440,918
Southern Co. .........................................   182,313      6,061,907
TXU Corporation ......................................    69,642      3,086,011
Xcel Energy Inc. .....................................    91,915      2,671,280
                                                                 --------------
                                                                     83,002,733
                                                                 --------------
Electrical Components & Equipment (0.39%)
American Power Conversion Corp.+ .....................    52,536        650,133
Emerson Electric Co. .................................   115,216      9,080,461
Molex Inc.*  .........................................    52,747      1,872,518
Power-One Inc.+  .....................................    21,140        831,066
                                                                 --------------
                                                                     12,434,178
                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                               December 31, 2000

 Common Stocks, continued

                                                      Shares       Value
                                                     --------- --------------

Electronics (0.76%)
Agilent Technologies Inc+  .........................   122,221 $    6,691,600
Johnson Controls Inc. ..............................    23,173      1,204,996
Millipore Corp. ....................................    12,550        790,650
Parker Hannifin Corp. ..............................    31,437      1,387,158
PerkinElmer Inc. ...................................    13,472      1,414,560
Sanmina Corp.+  ....................................    40,918      3,135,342
Solectron Corp.+  ..................................   171,835      5,825,206
Symbol Technologies Inc.*  .........................    39,560      1,424,160
Tektronix Inc. .....................................    25,464        857,819
Thermo Electron Corp.+  ............................    48,488      1,442,518
Thomas & Betts Corp. ...............................    15,653        253,383
                                                               --------------
                                                                   24,427,392
                                                               --------------
Engineering & Construction (0.02%)
Fluor Corp.+  ......................................    20,409        674,784
                                                               --------------
                                                                      674,784
                                                               --------------
Environmental Control (0.17%)
Allied Waste Industries Inc.+  .....................    53,109        773,400
Waste Management Inc. ..............................   167,795      4,656,311
                                                               --------------
                                                                    5,429,711
                                                               --------------
Food (2.21%)
Albertson's Inc. ...................................   113,551      3,009,102
Archer-Daniels-Midland Co. .........................   170,909      2,563,635
Campbell Soup Co. ..................................   113,591      3,933,088
ConAgra Foods Inc. .................................   143,913      3,741,738
General Mills Inc. .................................    76,322      3,401,099
Heinz (H.J.) Co. ...................................    93,628      4,441,478
Hershey Foods Corp. ................................    36,745      2,365,459
Kellogg Co. ........................................   109,503      2,874,454
Kroger Co.+  .......................................   222,137      6,011,583
Quaker Oats Co. ....................................    35,422      3,449,217
Ralston Purina Group ...............................    82,774      2,162,471
Safeway Inc.+  .....................................   135,259      8,453,687
Sara Lee Corp. .....................................   224,963      5,525,654
SUPERVALU Inc. .....................................    35,681        495,074
Sysco Corp. ........................................   180,340      5,410,200
Unilever NV--NY Shares .............................   154,234      9,707,102
Winn-Dixie Stores Inc. .............................    37,681        730,069
Wrigley (William Jr.) Co. ..........................    30,495      2,921,802
                                                               --------------
                                                                   71,196,912
                                                               --------------
Forest Products & Paper (0.46%)
Boise Cascade Corp. ................................    15,546        522,734
Georgia-Pacific Corp. ..............................    60,580      1,885,553
International Paper Co. ............................   129,866      5,300,156
Louisiana-Pacific Corp. ............................    28,087        284,381
Mead Corp. .........................................    27,097        850,168
Potlatch Corp. .....................................     7,722        259,170
Temple-Inland Inc. .................................    13,318        714,178
Westvaco Corp. .....................................    27,182        793,375
Weyerhaeuser Co. ...................................    59,063      2,997,447
Willamette Industries Inc. .........................    29,592      1,388,975
                                                               --------------
                                                                   14,996,137
                                                               --------------
Gas (0.13%)
KeySpan Corp. ......................................    36,383      1,541,730
NICOR Inc. .........................................    12,349        533,322
ONEOK Inc. .........................................     7,933        382,271

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Gas, continued
Peoples Energy Corp. .................................     9,565 $      428,034
Sempra Energy ........................................    55,125      1,281,656
                                                                 --------------
                                                                      4,167,013
                                                                 --------------
Hand/Machine Tools (0.06%)
Black & Decker Corp. .................................    21,874        858,554
Snap-On Inc. .........................................    15,751        439,059
Stanley Works (The) ..................................    23,180        722,926
                                                                 --------------
                                                                      2,020,539
                                                                 --------------
Health Care (3.16%)
Bard (C.R.) Inc. .....................................    13,767        641,026
Bausch & Lomb Inc. ...................................    14,470        585,131
Baxter International Inc. ............................    79,351      7,007,685
Becton Dickinson & Co. ...............................    68,305      2,365,061
Biomet Inc. ..........................................    48,040      1,906,588
Boston Scientific Corp.+  ............................   109,427      1,497,782
Guidant Corp.+  ......................................    83,030      4,478,431
HCA--The Healthcare Company ..........................   149,084      6,561,187
Healthsouth Corp.+  ..................................   104,309      1,701,541
Humana Inc.+  ........................................    45,699        696,910
Johnson & Johnson ....................................   375,118     39,410,835
Manor Care Inc.+  ....................................    27,629        569,848
Medtronic Inc. .......................................   324,222     19,574,903
St. Jude Medical Inc.+  ..............................    22,905      1,407,226
Stryker Corp. ........................................    52,720      2,667,105
Tenet Healthcare Corp. ...............................    85,498      3,799,317
UnitedHealth Group Inc. ..............................    86,056      5,281,687
Wellpoint Health Networks Inc.+  .....................    16,800      1,936,200
                                                                 --------------
                                                                    102,088,463
                                                                 --------------
Home Builders (0.05%)
Centex Corp. .........................................    15,950        599,122
Kaufman & Broad Home Corp.*  .........................    11,567        389,663
Pulte Corp. ..........................................    11,041        465,792
                                                                 --------------
                                                                      1,454,577
                                                                 --------------
Home Furnishings (0.08%)
Leggett & Platt Inc. .................................    52,886      1,001,529
Maytag Corp. .........................................    20,724        669,644
Whirlpool Corp. ......................................    18,034        859,996
                                                                 --------------
                                                                      2,531,169
                                                                 --------------
Household Products/Wares (0.22%)
American Greetings Corp. "A" .........................    17,176        162,099
Avery Dennison Corp. .................................    29,728      1,631,324
Clorox Co. ...........................................    63,593      2,257,551
Fortune Brands Inc. ..................................    41,718      1,251,540
Newell Rubbermaid Inc.*  .............................    71,940      1,636,635
Tupperware Corp. .....................................    15,572        318,253
                                                                 --------------
                                                                      7,257,402
                                                                 --------------
Insurance (4.34%)
Aetna Inc.+  .........................................    38,135      1,565,918
AFLAC Inc. ...........................................    71,636      5,171,224
Allstate Corp. .......................................   197,398      8,599,150
Ambac Financial Group Inc. ...........................    28,395      1,655,783
American General Corp. ...............................    67,912      5,534,828
American International Group Inc. ....................   628,067     61,903,854
AON Corp. ............................................    69,093      2,366,418
Chubb Corp. ..........................................    47,246      4,086,779

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                               December 31, 2000

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Insurance, continued
CIGNA Corp. ..........................................    41,490 $    5,489,127
Cincinnati Financial Corp. ...........................    43,415      1,717,606
Conseco Inc.*  .......................................    87,774      1,157,520
Hartford Financial Services Group Inc. ...............    60,868      4,298,803
Jefferson-Pilot Corp. ................................    27,823      2,079,769
Lincoln National Corp. ...............................    51,681      2,445,157
Loews Corp. ..........................................    26,619      2,756,730
Marsh & McLennan Companies Inc. ......................    74,304      8,693,568
MBIA Inc. ............................................    26,516      1,965,499
MetLife Inc. .........................................   206,229      7,218,015
MGIC Investment Corp. ................................    28,810      1,942,874
Progressive Corporation ..............................    19,758      2,047,423
SAFECO Corp. .........................................    34,489      1,133,826
St. Paul Companies Inc. ..............................    58,710      3,188,687
Torchmark Corp. ......................................    34,061      1,309,220
UNUMProvident Corp. ..................................    65,009      1,747,117
                                                                 --------------
                                                                    140,074,895
                                                                 --------------
Iron/Steel (0.05%)
Allegheny Technologies Inc. ..........................    21,745        345,202
Nucor Corp. ..........................................    20,992        833,120
USX-U.S. Steel Group Inc. ............................    23,878        429,804
                                                                 --------------
                                                                      1,608,126
                                                                 --------------
Leisure Time (0.31%)
Brunswick Corp. ......................................    23,519        386,594
Carnival Corp. "A" ...................................   157,679      4,858,484
Harley-Davidson Inc. .................................    81,770      3,250,357
Sabre Holdings Corp. .................................    34,886      1,504,459
                                                                 --------------
                                                                      9,999,894
                                                                 --------------
Lodging (0.20%)
Harrah's Entertainment Inc.+  ........................    31,522        831,393
Hilton Hotels Corp. ..................................    99,377      1,043,458
Marriott International Inc. "A"*  ....................    64,745      2,735,476
Starwood Hotels & Resorts Worldwide Inc. .............    52,090      1,836,172
                                                                 --------------
                                                                      6,446,499
                                                                 --------------
Machinery (0.45%)
Briggs & Stratton Corp. ..............................     5,828        258,618
Caterpillar Inc. .....................................    92,757      4,388,566
Cummins Engine Company Inc. ..........................    11,253        426,911
Deere & Co. ..........................................    63,260      2,898,099
Dover Corp. ..........................................    54,724      2,219,742
Ingersoll-Rand Co. ...................................    43,353      1,815,407
McDermott International Inc. .........................    16,299        175,214
Rockwell International Corp. .........................    49,453      2,355,199
                                                                 --------------
                                                                     14,537,756
                                                                 --------------
Manufacturers (5.74%)
Cooper Industries Inc. ...............................    25,167      1,156,109
Crane Co. ............................................    16,374        465,636
Danaher Corp. ........................................    38,309      2,619,378
Eastman Kodak Co. ....................................    80,917      3,186,107
Eaton Corp. ..........................................    18,851      1,417,360
FMC Corp.+  ..........................................     8,237        590,490
General Electric Co. ................................. 2,673,790    128,174,808

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Manufacturers, continued
Illinois Tool Works Inc. .............................    81,474 $    4,852,795
ITT Industries Inc. ..................................    23,730        919,537
Minnesota Mining & Manufacturing Co. .................   106,482     12,831,081
National Service Industries Inc. .....................    10,994        282,408
Pall Corp. ...........................................    33,251        708,662
Textron Inc. .........................................    38,358      1,783,647
Tyco International Ltd. ..............................   471,925     26,191,837
                                                                 --------------
                                                                    185,179,855
                                                                 --------------
Media (3.43%)
America Online Inc.+  ................................   630,339     21,935,797
Clear Channel Communications
 Inc.+ ...............................................   157,745      7,640,773
Comcast Corp. "A"+  ..................................   243,587     10,169,757
Dow Jones & Co. Inc. .................................    23,580      1,335,218
Gannett Co. Inc. .....................................    71,220      4,491,311
Harcourt General Inc. ................................    19,719      1,127,927
Knight Ridder Inc.*  .................................    19,794      1,125,784
McGraw-Hill Companies Inc. ...........................    52,648      3,086,489
Meredith Corp. .......................................    13,565        436,623
New York Times Co. "A" ...............................    43,940      1,760,346
Time Warner Inc. .....................................   359,396     18,774,847
Tribune Co. ..........................................    81,494      3,443,121
Viacom Inc. "B"+  ....................................   408,226     19,084,566
Walt Disney Co. (The) ................................   562,493     16,277,141
                                                                 --------------
                                                                    110,689,700
                                                                 --------------
Metal Fabricate/Hardware (0.01%)
Timken Co. ...........................................    16,230        245,479
Worthington Industries Inc. ..........................    23,154        186,679
                                                                 --------------
                                                                        432,158
                                                                 --------------
Mining (0.52%)
Alcan Aluminium Ltd.*  ...............................    87,206      2,981,355
Alcoa Inc. ...........................................   233,401      7,818,933
Barrick Gold Corp. ...................................   106,829      1,749,859
Freeport-McMoRan Copper & Gold Inc.+  ................    40,178        344,024
Homestake Mining Company .............................    71,219        298,230
Inco Ltd.+  ..........................................    48,949        820,385
Newmont Mining Corp. .................................    45,459        775,644
Phelps Dodge Corp. ...................................    21,233      1,185,067
Placer Dome Inc. .....................................    88,365        850,513
                                                                 --------------
                                                                     16,824,010
                                                                 --------------
Office/Business Equipment (0.10%)
Pitney Bowes Inc. ....................................    68,067      2,254,719
Xerox Corp. ..........................................   180,122        833,064
                                                                 --------------
                                                                      3,087,783
                                                                 --------------
Oil & Gas Producers (5.83%)
Amerada Hess Corp.*  .................................    23,908      1,746,778
Anadarko Petroleum Corp. .............................    67,153      4,773,235
Apache Corp. .........................................    33,296      2,332,801
Burlington Resources Inc. ............................    58,092      2,933,646
Chevron Corp. ........................................   173,201     14,624,659
Coastal Corp. ........................................    58,300      5,148,619
Conoco Inc. ..........................................   168,220      4,867,866
Devon Energy Corp. ...................................    34,670      2,113,830

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                               December 31, 2000

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Oil and Gas Producers, continued
EOG Resources Inc. ...................................    31,490 $    1,722,109
Exxon Mobil Corp. ....................................   937,998     81,547,201
Kerr-McGee Corp. .....................................    25,437      1,702,689
Kinder Morgan Inc. ...................................    30,850      1,609,984
Nabors Industries Inc.+  .............................    39,700      2,348,255
Occidental Petroleum Corp. ...........................    99,648      2,416,464
Phillips Petroleum Co. ...............................    68,915      3,919,541
Rowan Companies Inc.+  ...............................    25,469        687,663
Royal Dutch Petroleum Co. -- NY Shares ...............   578,651     35,044,551
Sunoco Inc. ..........................................    22,912        771,848
Texaco Inc. ..........................................   148,429      9,221,152
Tosco Corp. ..........................................    39,073      1,326,040
Transocean Sedco Forex Inc.*  ........................    56,861      2,615,606
Unocal Corp. .........................................    65,603      2,538,016
USX-Marathon Group Inc. ..............................    83,756      2,324,229
                                                                 --------------
                                                                    188,336,782
                                                                 --------------
Oil & Gas Services (0.63%)
Baker Hughes Inc. ....................................    89,597      3,723,875
Halliburton Co. ......................................   119,396      4,328,105
Schlumberger Ltd. ....................................   154,516     12,351,623
                                                                 --------------
                                                                     20,403,603
                                                                 --------------
Packaging & Containers (0.06%)
Ball Corp. ...........................................     7,697        354,543
Bemis Co. ............................................    14,417        483,871
Pactiv Corp.+  .......................................    42,685        528,227
Sealed Air Corp.*+  ..................................    22,510        686,555
                                                                 --------------
                                                                      2,053,196
                                                                 --------------
Pharmaceuticals (9.71%)
Abbott Laboratories ..................................   417,450     20,220,234
Allergan Inc. ........................................    35,489      3,435,779
ALZA Corp.+  .........................................    63,902      2,715,835
American Home Products Corp. .........................   353,642     22,473,949
Bristol-Myers Squibb Co. .............................   527,565     39,006,837
Cardinal Health Inc. .................................    75,379      7,509,633
Forest Laboratories Inc. "A"+  .......................    23,640      3,141,165
King Pharmaceuticals Inc.+  ..........................    45,550      2,354,366
Lilly (Eli) and Company ..............................   304,156     28,305,518
MedImmune Inc.+  .....................................    56,850      2,711,034
Merck & Co. Inc. .....................................   622,267     58,259,748
Pfizer Inc. .......................................... 1,702,455     78,312,930
Pharmacia Corporation ................................   348,037     21,230,257
Schering-Plough Corp. ................................   394,528     22,389,464
Watson Pharmaceuticals Inc.*+ ........................    27,705      1,418,150
                                                                 --------------
                                                                    313,484,899
                                                                 --------------
Pipelines (0.96%)
Dynegy Inc. "A" ......................................    87,180      4,887,529
El Paso Energy Corp.*  ...............................    62,621      4,485,229
Enron Corp. ..........................................   201,467     16,746,944
Williams Companies Inc. ..............................   118,756      4,742,818
                                                                 --------------
                                                                     30,862,520
                                                                 --------------
Retail (5.54%)
AutoZone Inc.+  ......................................    34,349        978,935
Bed Bath & Beyond Inc.+  .............................    76,397      1,709,383
Best Buy Co. Inc.+  ..................................    56,024      1,656,210

 Common Stocks, continued

                                                        Shares       Value
                                                       --------- --------------

Retail, continued
Circuit City Stores Inc. .............................    55,363 $      636,674
Consolidated Stores Corp.+  ..........................    30,012        318,878
CVS Corp. ............................................   105,736      6,337,552
Darden Restaurants Inc. ..............................    32,221        737,055
Dillards Inc. "A" ....................................    24,928        294,462
Dollar General Corp.*  ...............................    88,843      1,676,912
Federated Department Stores Inc.+  ...................    54,436      1,905,260
Gap Inc. .............................................   229,285      5,846,767
Home Depot Inc. ......................................   624,937     28,551,809
Kmart Corp .+  .......................................   130,437        692,947
Kohls Corp.+  ........................................    89,512      5,460,232
Limited Inc. .........................................   114,839      1,959,440
Longs Drug Stores Corp. ..............................    10,155        244,989
Lowe's Companies Inc.*  ..............................   103,372      4,600,054
May Department Stores Co. ............................    80,303      2,629,923
McDonald's Corp. .....................................   353,866     12,031,444
Nordstrom Inc. .......................................    34,805        633,016
Office Depot Inc.+  ..................................    80,282        572,009
Penney (J.C.) Company Inc. ...........................    70,710        768,971
RadioShack Corp. .....................................    50,118      2,145,677
Sears, Roebuck and Co. ...............................    90,188      3,134,033
Staples Inc.*+  ......................................   122,544      1,447,551
Starbucks Corp.+  ....................................    50,485      2,233,961
Target Corp. .........................................   241,613      7,792,019
Tiffany & Co. ........................................    39,351      1,244,475
TJX Companies Inc. ...................................    75,947      2,107,529
Toys R Us Inc.*+  ....................................    54,996        917,746
Tricon Global Restaurants Inc.+  .....................    39,523      1,304,259
Walgreen Co. .........................................   273,290     11,426,938
Wal-Mart Stores Inc. ................................. 1,205,336     64,033,475
Wendy's International Inc. ...........................    30,662        804,878
                                                                 --------------
                                                                    178,835,463
                                                                 --------------
Semiconductors (4.19%)
Advanced Micro Devices Inc.+  ........................    84,513      1,167,336
Altera Corp.+  .......................................   106,992      2,815,227
Analog Devices Inc.+  ................................    96,540      4,941,641
Applied Materials Inc.+  .............................   218,827      8,356,456
Applied Micro Circuits Corp.+  .......................    80,000      6,003,750
Broadcom Corp. "A"*+  ................................    63,445      5,361,103
Conexant Systems Inc.+  ..............................    61,437        944,594
Intel Corp. .......................................... 1,816,077     54,595,815
KLA-Tencor Corp.+  ...................................    50,191      1,690,809
Linear Technology Corp. ..............................    85,382      3,948,918
LSI Logic Corp.*+  ...................................    86,155      1,472,389
Maxim Integrated Products Inc.+  .....................    76,769      3,670,518
Micron Technology Inc.+  .............................   153,078      5,434,269
National Semiconductor Corp.+  .......................    48,132        968,657
Novellus Systems Inc.*+  .............................    35,515      1,276,320
QLogic Corp.+  .......................................    24,710      1,902,670
Teradyne Inc.+  ......................................    47,094      1,754,252
Texas Instruments Inc. ...............................   466,814     22,115,313
Vitesse Semiconductor Corp.+  ........................    48,450      2,679,891
Xilinx Inc.+  ........................................    88,923      4,101,573
                                                                 --------------
                                                                    135,201,501
                                                                 --------------
Software (4.85%)
Adobe Systems Inc. ...................................    64,874      3,774,856
Autodesk Inc. ........................................    15,621        420,791

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                               December 31, 2000

 Common Stocks, continued


                                                      Shares       Value
                                                     --------- --------------

Software, continued
Automatic Data Processing Inc. .....................   170,301 $   10,782,182
BMC Software Inc.+  ................................    66,289        928,046
BroadVision Inc.+  .................................    72,690        858,651
Citrix Systems Inc.*+  .............................    49,929      1,123,403
Computer Associates International Inc. .............   156,697      3,055,592
Compuware Corp.+  ..................................    98,510        615,688
First Data Corp. ...................................   106,631      5,618,121
IMS Health Inc. ....................................    79,227      2,139,129
Intuit Inc.+  ......................................    55,620      2,193,514
Mercury Interactive Corp.+  ........................    21,839      1,970,970
Microsoft Corp.+  .................................. 1,438,869     62,410,943
Novell Inc.+  ......................................    88,506        461,891
Oracle Corp.+  ..................................... 1,510,410     43,896,291
Parametric Technology Corp.+  ......................    73,497        987,616
PeopleSoft Inc.+  ..................................    77,065      2,865,855
Siebel Systems Inc.+  ..............................   115,858      7,849,380
Yahoo! Inc.*+  .....................................   150,622      4,544,548
                                                               --------------
                                                                  156,497,467
                                                               --------------
Telecommunication Equipment (3.10%)
ADC Telecommunications Inc.+  ......................   208,227      3,774,108
Andrew Corp.+  .....................................    21,902        476,369
Avaya Inc.+  .......................................    75,123        774,706
Comverse Technology Inc.+  .........................    44,462      4,829,685
JDS Uniphase Corp.+  ...............................   259,531     10,819,199
Lucent Technologies Inc. ...........................   901,127     12,165,215
Motorola Inc. ......................................   589,407     11,935,492
Nortel Networks Corp. ..............................   835,842     26,799,184
Palm Inc.+  ........................................   152,649      4,321,875
QUALCOMM Inc.+  ....................................   201,829     16,587,821
Scientific-Atlanta Inc. ............................    43,553      1,418,195
Tellabs Inc.+  .....................................   110,702      6,254,663
                                                               --------------
                                                                  100,156,512
                                                               --------------
Telecommunications (2.56%)
Adaptec Inc.+  .....................................    26,616        272,814
Cabletron Systems Inc.+  ...........................    49,627        747,507
Corning Inc. .......................................   248,114     13,103,521
Global Crossing Ltd.+  .............................   238,948      3,419,943
Nextel Communications Inc. "A"+.....................   205,551      5,087,387
Qwest Communications International Inc.+  ..........   446,893     18,322,613
Sprint Corp. (PCS Group)*+  ........................   251,556      5,141,176
Verizon Communications Inc. ........................   728,348     36,508,444
                                                               --------------
                                                                   82,603,405
                                                               --------------
Telephone (3.23%)
Alltel Corp. .......................................    84,380      5,268,476
AT&T Corp. ......................................... 1,012,862     17,535,174
BellSouth Corp. ....................................   504,061     20,634,997
CenturyTel Inc. ....................................    37,988      1,358,071
SBC Communications Inc. ............................   913,362     43,613,036
Sprint Corp. (FON Group) ...........................   238,559      4,845,730
WorldCom Inc.+  ....................................   776,832     10,924,200
                                                               --------------
                                                                  104,179,684
                                                               --------------
Tobacco (0.86%)
Philip Morris Companies Inc. .......................   600,048     26,402,112

 Common Stocks, continued

                                                    Shares  or
                                                    Face Amount     Value
                                                    ----------- --------------

Tobacco, continued
UST Inc. ..........................................      44,002 $    1,234,806
                                                                --------------
                                                                    27,636,918
                                                                --------------
Toys/Games/Hobbies (0.07%)
Hasbro Inc. .......................................      46,530        494,381
Mattel Inc. .......................................     115,130      1,662,477
                                                                --------------
                                                                     2,156,858
                                                                --------------
Transportation (0.38%)
Burlington Northern Santa Fe
  Corp. ...........................................     106,522      3,015,904
CSX Corp. .........................................      58,579      1,519,393
FedEx Corp.+  .....................................      76,979      3,076,081
Norfolk Southern Corp. ............................     103,489      1,377,697
Union Pacific Corp. ...............................      66,851      3,392,688
                                                                --------------
                                                                    12,381,763
                                                                --------------
Trucking& Leasing (0.01%)
Ryder System Inc. .................................      16,205        269,408
                                                                --------------
TOTAL COMMON STOCKS (Cost: $2,709,715,389).........              3,167,067,448
                                                                --------------

 Short Term Instruments -- 1.54%

Federal Home Loan Mortgage Corporation Discount
 Note 6.51%, 01/16/01+++........................... $ 2,797,620      2,797,620
Goldman Sachs Financial Square Prime Obligation
 Fund+++ ..........................................   8,755,795      8,755,795
Providian Temp Cash Money Market Fund+++ ..........  10,101,664     10,101,664
Short Term Investment Company Liquid Assets
 Portfolio+++ .....................................  19,231,511     19,231,511
U.S. Treasury Bill 5.57%,**
 03/22/01++ .......................................   9,050,000      8,937,002
                                                                --------------
TOTAL SHORT TERM INSTRUMENTS (Cost: $49,819,915)...                 49,823,592
                                                                --------------

 Repurchase Agreement -- (0.35%)

Investors Bank & Trust Tri Party Repurchase
 Agreement, dated 12/29/00, due 01/02/01, with a
 maturity value of $11,363,024 and an effective
 yield of 5.73%. ................................ 11,355,794     11,355,794
                                                             --------------
TOTAL REPURCHASE AGREEMENT (Cost: $11,355,794)..............     11,355,794
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES -- 100.00%
 (Cost $2,770,891,098)......................................  3,228,246,834
Other Assets, Less Liabilities -- 0.00% ....................       (157,151)
                                                             --------------
NET ASSETS -- 100.00%....................................... $3,228,089,683
                                                             ==============

--------
*   Denotes all or part of security on loan. See Note 4.
**  Yield to Maturity.
+   Non-income earning securities.
++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
+++ Represents investment of collateral received from securities lending transactions. See Note 4.

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

 Statement of Assets and Liabilities

                                                               December 31, 2000

Assets
Investments at cost............................................. $2,770,891,098
                                                                 --------------
Investments at market value (Note 1)............................ $3,228,246,834
Receivables:
 Investment securities sold.....................................     45,101,153
 Dividends and interest.........................................      2,852,727
                                                                 --------------
 Total Assets...................................................  3,276,200,714
                                                                 --------------
Liabilities
Payables:
 Investment securities purchased................................      5,992,072
 Due to broker -- variation margin..............................        793,723
 Collateral for securities loaned (Note 4)......................     40,886,590
 Due to BGFA (Note 2)...........................................        438,646
 Total Liabilities..............................................     48,111,031
                                                                 --------------
Net Assets...................................................... $3,228,089,683
                                                                 ==============

 Statement of Operations

                                            For the year ended December 31, 2000

Net Investment Income
Dividends+................................................... $    43,710,718
Interest++...................................................       6,026,454
                                                              ---------------
 Total investment income.....................................      49,737,172
                                                              ---------------
Expenses (Note 2)
Advisory fees................................................       1,961,851
                                                              ---------------
Total expenses...............................................       1,961,851
                                                              ---------------
Net Investment Income........................................      47,775,321
                                                              ---------------
Realized And Unrealized Gain (Loss) On Investments
Net realized gain on sale of investments.....................     862,950,326
Net realized loss on sale of futures contracts...............      (8,196,362)
Net change in unrealized depreciation of investments.........  (1,234,235,819)
Net change in unrealized appreciation (depreciation) of
 future contracts............................................     (10,595,675)
                                                              ---------------
Net loss on investments......................................    (390,077,530)
                                                              ---------------
Net Decrease In Net Assets Resulting From Operations......... $  (342,302,209)
                                                              ===============

---------

 + Net of foreign withholding tax of:.............................     $ 40,582
++ Interest income includes securities lending income of:.........     $112,736

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

 Statement of Changes in Net Assets

                                  For the          For the          For the
                                Year Ended      Period Ended      Year Ended
                               December 31,     December 31,     February 28,
                                   2000             1999*            1999
                              ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
 Net investment income......  $    47,775,321  $    52,303,458  $    43,674,276
 Net realized gain..........      854,753,964      170,279,517      181,973,840
 Net change in unrealized
  appreciation
  (depreciation)............   (1,244,831,494)     562,095,831      250,798,350
                              ---------------  ---------------  ---------------
Net increase (decrease) in
 net assets resulting from
 operations.................     (342,302,209)     784,678,806      476,446,466
                              ---------------  ---------------  ---------------
Interestholder transactions:
 Contributions..............    1,599,306,476    1,849,624,688    2,288,411,987
 Withdrawals................   (2,856,439,610)  (1,493,871,246)  (1,431,828,889)
                              ---------------  ---------------  ---------------
Net increase (decrease) in
 net assets resulting from
 interestholder
 transactions...............   (1,257,133,134)     355,753,442      856,583,098
                              ---------------  ---------------  ---------------
Increase (decrease) in net
 assets.....................   (1,599,435,343)   1,140,432,248    1,333,029,564
Net Assets:
 Beginning of period........    4,827,525,026    3,687,092,778    2,354,063,214
                              ---------------  ---------------  ---------------
 End of period..............  $ 3,228,089,683  $ 4,827,525,026  $ 3,687,092,778
                              ===============  ===============  ===============

---------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

                       Notes to the Financial Statements
                               December 31, 2000

1.Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

  These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

  The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

  The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

Federal Income Taxes

  MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

  It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures Contracts

  The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the

S&P 500 Index Master Portfolio

                               December 31, 2000

minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

  As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:

                                                         Notional       Net
                                     Futures Expiration  Contract    Unrealized
Number of Contracts                   Index     Date       Value    Depreciation
-------------------                  ------- ---------- ----------- ------------
55.................................. S&P 500  03/16/01  $18,356,250  $(723,100)

  The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,050,000.

Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

  The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $11,592,589.

2.Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

  Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

  MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

  Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

S&P 500 Index Master Portfolio

                               December 31, 2000


3.  Investment Portfolio Transactions

    For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

            Purchases at cost............. $  399,446,810
            Sales proceeds................  1,508,761,551

    At December 31, 2000, the cost of investments for federal income tax purposes was $2,777,752,970. Net unrealized appreciation aggregated $450,493,864, of which $787,496,946 represented gross unrealized appreciation on securities and $337,003,082 represented gross unrealized depreciation on securities.

4.  Portfolio Securities Loaned

    As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The value of the securities on loan at December 31, 2000 was $39,952,214 and the value of the related collateral was $40,886,590.

5.  Financial Highlights

    The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

                         For the Year   For the    For the Year For the Year For the Year For the Year
                            Ended     Period Ended    Ended        Ended        Ended        Ended
                         December 31, December 31, February 28, February 28, February 28, February 29,
                             2000        1999*         1999         1998         1997         1996
                         ------------ ------------ ------------ ------------ ------------ ------------
Ratio of expenses to
 average net assets+....     0.05%        0.05%        0.05%        0.05%        0.05%        0.05%
Ratio of net investment
 income to average net
 assets+................     1.22%        1.44%        1.61%        1.89%        2.31%        2.68%
Portfolio turnover
 rate...................       10%           7%          11%           6%           4%           2%
Total return............    -9.19%       19.82%++     19.65%       34.77%       25.97%       34.50%

---------
* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
+   Annualized for periods of less than one year.
++  Not annualized.

6.  Change in Accounting Policy

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

                          Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999, and for each of the years in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001

                                                                           02/01